Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Securities and Exchange Commission rules, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO named executive officers (“non-PEO NEOs”) and certain measures of Company performance for the fiscal years listed below. The Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table (SCT) Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average SCT Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment Based on:[4]		Net Income ($ Millions)	ROIC for Compensation Purposes[5]
					Company TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	10,609,670	27,971,976	3,085,776	5,933,007	241.00	143.54	545	22.6%
2022	10,096,478	14,415,143	2,496,792	3,176,483	157.95	123.28	472	28.1%
2021	9,213,820	17,818,888	1,978,086	3,241,658	149.83	141.80	276	21.5%
2020	7,077,536	11,078,312	1,936,038	1,600,715	122.93	113.66	206	13.7%
1	Christopher Mapes was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
2023	2022	2021	2020
Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno
Steven Hedlund	Steven Hedlund	Steven Hedlund	Steven Hedlund
Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry
Michele Kuhrt	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt
George Blankenship
Vincent Petrella
2
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEO and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Please note that, while similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2023 or the related disclosures provided below.

3
Compensation Actually Paid for 2023 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to PEO ($)
2023	10,609,670	—	(6,265,385)	—	23,627,691	27,971,976
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,085,776	—	(1,267,752)	—	4,114,983	5,933,007
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	9,660,547	10,846,923	—	3,120,221	—	23,627,691
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Un- vested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,849,541	1,810,353	—	455,089	—	4,114,983
4
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5
We determined ROIC for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2023. More information on ROIC for Compensation Purposes can be found in Appendix A. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	ROIC for Compensation Purposes
Named Executive Officers, Footnote
1	Christopher Mapes was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
2023	2022	2021	2020
Gabriel Bruno	Gabriel Bruno	Gabriel Bruno	Gabriel Bruno
Steven Hedlund	Steven Hedlund	Steven Hedlund	Steven Hedlund
Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry	Jennifer Ansberry
Michele Kuhrt	Michele Kuhrt	Michele Kuhrt	Michele Kuhrt
George Blankenship
Vincent Petrella

Peer Group Issuers, Footnote
4
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the S&P 400 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 10,609,670	$ 10,096,478	$ 9,213,820	$ 7,077,536
PEO Actually Paid Compensation Amount	$ 27,971,976	14,415,143	17,818,888	11,078,312
Adjustment To PEO Compensation, Footnote
3
Compensation Actually Paid for 2023 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to PEO ($)
2023	10,609,670	—	(6,265,385)	—	23,627,691	27,971,976
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	9,660,547	10,846,923	—	3,120,221	—	23,627,691

Non-PEO NEO Average Total Compensation Amount	$ 3,085,776	2,496,792	1,978,086	1,936,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,933,007	3,176,483	3,241,658	1,600,715
Adjustment to Non-PEO NEO Compensation Footnote
3
Compensation Actually Paid for 2023 (the most recent year included in the table above) reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,085,776	—	(1,267,752)	—	4,114,983	5,933,007
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Un- vested Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,849,541	1,810,353	—	455,089	—	4,114,983

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the cumulative TSR of the S&P 400 Index over the same period assuming initial investment of $100 on December 31, 2019.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our GAAP Net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company ROIC for Compensation Purposes
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and Company ROIC for Compensation Purposes (annual results) during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the cumulative TSR of the S&P 400 Index over the same period assuming initial investment of $100 on December 31, 2019.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and our Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.
Return on Invested Capital (ROIC) for Compensation Purposes
Adjusted earnings before interest, taxes and bonus (EBITB)
Adjusted Revenue for Compensation Purposes (Adjusted Revenue)
Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Adjusted Net Income for Compensation Purposes

Total Shareholder Return Amount	$ 241	157.95	149.83	122.93
Peer Group Total Shareholder Return Amount	143.54	123.28	141.8	113.66
Net Income (Loss)	$ 545,000,000	$ 472,000,000	$ 276,000,000	$ 206,000,000
Company Selected Measure Amount	0.226	0.281	0.215	0.137
PEO Name	Christopher Mapes	Christopher Mapes	Christopher Mapes	Christopher Mapes
Additional 402(v) Disclosure
2
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEO and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. Please note that, while similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because in our view it is not material to our shareholders’ understanding of the information reported in the table above for 2023 or the related disclosures provided below.

Measure:: 1
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC) for Compensation Purposes
Non-GAAP Measure Description
5
We determined ROIC for Compensation Purposes to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and non-PEO NEOs in 2023. More information on ROIC for Compensation Purposes can be found in Appendix A. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted earnings before interest, taxes and bonus (EBITB)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Revenue for Compensation Purposes (Adjusted Revenue)
Measure:: 4
Pay vs Performance Disclosure
Name	Average operating working capital to net sales ratio (AOWC/Sales) for Compensation Purposes
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Net Income for Compensation Purposes
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,265,385)
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,627,691
PEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,660,547
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,846,923
PEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,120,221
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,267,752)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,114,983
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,849,541
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,810,353
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	455,089
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0